Long-Term Investment	12 Months Ended
Sep. 30, 2022
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

NOTE 9 – LONG-TERM INVESTMENT

In July 2022, the Company made an investment in Nanjing Baituo Visual Technology Co., Ltd (“Nanjing Baituo”) by RMB 1,500,000 with equity percentage of 15%. The Company has no significant influence in Nanjing Baituo’s operation as the Company does not dedicate any members on the Board of Directors of Nanjing Baituo or participate in its management and daily operation. As of September 30, 2022, the Company carried the investment at its cost in the amount of $210,867. Nanjing Baituo is principally engaged in the operation of software development in artificial intelligence and virtual reality and manufacturing in wearable smart devices.